Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	NEPTUNE INSURANCE HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42878
Entity Tax Identification Number	33-4189588
Entity Address, Address Line One	400 6th Street S
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	727
Local Phone Number	202-4815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	NP
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0002067129
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Neptune Insurance Holdings Inc. (the “Company”) with the U.S. Securities and Exchange Commission on October 1, 2026 (the “Original Report”), which reported the election of David Noble to the Company’s Board of Directors. The sole purpose of this Amendment is to furnish Exhibit 99.1, the Company’s press release dated September 30, 2026, which was inadvertently omitted from the Original Report. Other than as described above, this Amendment does not modify or update any disclosures in or exhibits to the Original Report.